Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge2
Average Annual Return, Percent		(2.17%)	(4.30%)	2.00%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge
Average Annual Return, Percent		0.78%	(4.04%)	1.82%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
Average Annual Return, Percent		2.80%	(3.08%)	2.83%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent		2.27%	(3.60%)	2.33%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z2
Average Annual Return, Percent		2.81%	(3.07%)	2.81%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		2.44%	(3.41%)	2.47%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		1.78%	(4.04%)	1.82%
Class A | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent		2.63%	(2.17%)	1.70%
Class C | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent		2.63%	(2.17%)	1.70%
Class I | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent		2.63%	(2.17%)	1.70%
Class R | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent		2.63%	(2.17%)	1.70%
Class Z | FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent		2.63%	(2.17%)	1.70%
Class A | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index - net
Average Annual Return, Percent		20.23%	9.05%	9.66%
Class C | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index - net
Average Annual Return, Percent		20.23%	9.05%	9.66%
Class I | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index - net
Average Annual Return, Percent		20.23%	9.05%	9.66%
Class R | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index - net
Average Annual Return, Percent		20.23%	9.05%	9.66%
Class Z | MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index - net
Average Annual Return, Percent		20.23%	9.05%	9.66%